Trade Accounts Receivable, net	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Receivables [Abstract]
Trade Accounts Receivable, net

6. Trade Accounts Receivable, net

Trade accounts receivable, net (including related party trade accounts receivable) consisted of the following:

	December 25, 2020	March 27, 2020
Trade accounts receivable	$103,687	$107,223
Less:
Allowance for doubtful accounts	(138)	(288)
Returns and sales allowances	(16,437)	(17,185)
Related party trade accounts receivable	(19,778)	(30,293)

Total	$67,334	$59,457

Changes in the Company’s allowance for doubtful accounts and returns and sales allowances were as follows:

Description	Allowance for Doubtful Accounts	Returns and Sales Allowances	Total
Balance at March 27, 2020	$288	$17,185	$17,473
Charged to costs and expenses or revenue	(150)	103,660	103,510
Write-offs, net of recoveries	—	(104,408)	(104,409)

Balance at December 25, 2020	$138	$16,437	$16,574

Description	Allowance for Doubtful Accounts	Returns and Sales Allowances	Total
Balance at March 29, 2019	$412	$17,607	$18,019
Charged to costs and expenses or revenue	(175)	91,690	91,515
Write-offs, net of recoveries	—	(92,330)	(92,330)

Balance at December 27, 2019	$237	$16,967	$17,204

5. Trade Accounts Receivable, net

Trade accounts receivable, net consisted of the following:

	March 29, 2019	March 27, 2020
Trade accounts receivable	$101,343	$107,223
Less:
Allowance for doubtful accounts	(412)	(288)
Returns and sales allowances	(17,608)	(17,185)
Related party trade accounts receivable	(6,879)	(30,293)

Total	$76,444	$59,457

Changes in the Company’s allowance for doubtful accounts and returns and sales allowances were as follows:

Description	Allowance for Doubtful Accounts	Returns and Sales Allowances	Total
Balance at March 30, 2018	$303	$25,977	$26,280
Charged to costs and expenses or sales	495	113,250	113,745
Write-offs, net of recoveries or reductions charged to income	(386)	(121,620)	(122,006)

Balance at March 29, 2019	412	17,607	18,019
Charged to costs and expenses or sales	262	118,719	118,981
Write-offs, net of recoveries or reductions charged to income	(386)	(119,142)	(119,528)

Balance at March 27, 2020	$288	$17,185	$17,473